Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepayments and Other Current Assets
Prepayments for revenue sharing cost	[1]		¥ 462,883	¥ 273,966
Prepayments for sales tax			80,487	35,229
Prepayments for content cost			130,619	37,786
Prepayments of marketing cost and other operational expenses			33,198	13,260
Payments for jointly invested content			44,951	41,942
Staff advances			10,966	7,261
Loans to investees or ongoing investments			84,075	32,430
Deposits			20,447	14,880
Inventories, net			55,032	9,981
Interest income receivable			26,812
Prepayments to inventory suppliers			12,901
Others			28,480	10,530
Total		$ 144,113	¥ 990,851	¥ 477,265

[1]	App stores retain commissions on each purchase made by the users through the App stores. The Group is also obligated to pay ongoing licensing fees in form of royalties to the third-party game developers. Licensing fees consist of fees that the Group pays to content owners for the use of licensed content, including trademarks and copyrights, in the development of games. Licensing fees are either paid in advance and recorded on the balance sheet as prepayments or accrued as incurred and subsequently paid. Additionally, the Group defers the revenue from licensed mobile games over the estimated average playing period of paying players given that there is an implied obligation to provide on-going services to end-users. The related direct and incremental platform commissions as well as game developers’ licensing fees are deferred and reported in “Prepayments and Other Current Assets” on the consolidated balance sheets